Stock-Based Compensation (Schedule of Share-based Compensation, Stock Options, Activity) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Jan. 02, 2016 USD ($) $ / shares shares
Options
Outstanding beginning balance (in shares) | shares	17.7
Granted (in shares) | shares	2.7
Exercised (in shares) | shares	(3.1)
Forfeited and expired (in shares) | shares	(0.5)
Outstanding ending balance (in shares) | shares	16.8
Vested and expected to vest (in shares) | shares	16.1
Exercisable (in shares) | shares	10.3
Weighted Average Exercise Price
Beginning balance (USD per share) | $ / shares	$ 44.70
Granted (USD per share) | $ / shares	61.76
Exercised (USD per share) | $ / shares	39.06
Forfeited and expired (USD per share) | $ / shares	53.75
Ending balance (USD per share) | $ / shares	48.22
Vested and expected to vest (USD per share) | $ / shares	47.59
Exercisable (USD per share) | $ / shares	$ 40.76
Weighted Average Remaining Contractual Terms
Outstanding	4 years 10 months 24 days
Vested and expected to vest	4 years 9 months 24 days
Exercisable	3 years 6 months 24 days
Aggregate Intrinsic Value
Outstanding | $	$ 247
Vested and expected to vest | $	245
Exercisable | $	$ 221